SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

			Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Outstanding at January 1, 2010	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	$1.22
Forfeited	(1,110,843)	$1.63
Expired	(6,510)	$1.01

Outstanding at December 31, 2012	16,832,154	$1.61	6.53	$67,447

Exercisable at December 31, 2012	11,707,977	$1.44	6.15	$48,829

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2012 are presented below:

Vested
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,707,977	$1.44	6.15	$48,829

Note:	3,673,901 share options vested and 6,510 share options expired during the year ended December 31, 2012

Expected to Vest
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Range of exercise prices per share ($ 1.01 - $2.52)	5,124,177	$1.98	7.39	$18,618

Summary of Restricted Shares

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of	Weighted-
	Restricted	Average Grant
	Shares	Date Fair Value
Unvested at January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011 and January 1, 2012	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested at December 31, 2012	2,238,885	$2.19

Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the years ended December 31, 2012, 2011 and 2010 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2012	2011	2010
2006 Share Incentive Plan
Share options	$4,033	$5,570	$4,439
Restricted shares	2,464	3,054	1,606

Subtotal	$6,497	$8,624	$6,045

2011 Share Incentive Plan
Share options	$1,179	$—	$—
Restricted shares	1,297	—	—

Subtotal	$2,476	$—	$—

Total share-based compensation expenses	$8,973	$8,624	$6,045
Less: share-based compensation expenses capitalized in construction in progress	—	—	(2)

Share-based compensation recognized in general and administrative expenses	$8,973	$8,624	$6,043

2006 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions:

	December 31,
	2011	2010
Expected dividend yield	—	—
Expected stock price volatility	81.87%	79.24%
Risk-free interest rate	2.07%	1.78%
Expected average life of options (years)	5.1	5.5

2011 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option was estimated at the date of grant using the following weighted-average assumptions for options granted during the year ended December 31, 2012:

Expected dividend yield	—
Expected stock price volatility	67.82%
Risk-free interest rate	1.01%
Expected average life of options (years)	5.1

Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

		Weighted-	Weighted-
		Average	Average
	Number	Exercise	Remaining	Aggregate
	of Share	Price	Contractual	Intrinsic
	Options	per Share	Term	Value
Outstanding at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding at December 31, 2012	1,901,136	$4.70	9.25	$1,743

Summary of Share Options Vested and Expected to Vest

A summary of share options expected to vest under the 2011 Share Incentive Plan at December 31, 2012 are presented below:

Expected to Vest
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Exercise price per share ($4.70)	1,901,136	$4.70	9.25	$1,743

Summary of Restricted Shares

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

		Weighted-
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43